Schedule of Investments (unaudited)
September 30, 2020
BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
Airbus SE(a)	240,880	$17,470,073
BAE Systems PLC, ADR	1,578,936	39,552,347
		57,022,420
Automobiles — 2.6%
General Motors Co.	1,409,100	41,695,269
Banks — 8.6%
Bank of America Corp.	773,652	18,637,277
Citigroup, Inc.	1,150,367	49,592,321
JPMorgan Chase & Co.	267,068	25,710,636
Wells Fargo & Co.	1,862,782	43,794,005
		137,734,239
Beverages — 1.6%
Coca-Cola Co.	508,290	25,094,277
Biotechnology — 1.1%
Biogen, Inc.(a)	61,730	17,511,566
Capital Markets — 1.2%
E*TRADE Financial Corp.	400,495	20,044,775
Chemicals — 3.2%
Axalta Coating Systems Ltd.(a)	966,200	21,420,654
Corteva, Inc.	1,054,481	30,379,598
		51,800,252
Communications Equipment — 1.7%
Cisco Systems, Inc.	713,158	28,091,294
Construction & Engineering — 0.8%
Quanta Services, Inc.	249,308	13,178,421
Consumer Finance — 2.8%
Ally Financial, Inc.	810,532	20,320,037
Capital One Financial Corp.	340,953	24,500,883
		44,820,920
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(a)	128,950	27,458,613
Equitable Holdings, Inc.	852,636	15,552,081
		43,010,694
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	946,725	56,320,670
Electric Utilities — 2.7%
Edison International	234,524	11,923,200
Exelon Corp.	454,202	16,242,264
PPL Corp.	540,510	14,707,277
		42,872,741
Electrical Equipment — 0.6%
Hubbell, Inc.	70,911	9,703,461
Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.(a)(b)	1,459,106	16,254,441
Food Products — 1.2%
Danone SA	285,440	18,489,496
Health Care Equipment & Supplies — 3.9%
DENTSPLY SIRONA, Inc.	406,830	17,790,676
Koninklijke Philips NV, NY Shares(a)(b)	636,882	30,028,986
Medtronic PLC	146,909	15,266,783
		63,086,445
Health Care Providers & Services — 6.9%
Anthem, Inc.	123,840	33,262,186
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Corp.	153,125	$25,940,906
CVS Health Corp.	395,620	23,104,208
Laboratory Corp. of America Holdings(a)	89,631	16,874,828
McKesson Corp.	79,650	11,862,275
		111,044,403
Household Durables — 0.4%
Newell Brands, Inc.	369,400	6,338,904
Industrial Conglomerates — 2.2%
General Electric Co.	2,966,976	18,484,260
Siemens AG, ADR(b)	238,500	16,611,525
		35,095,785
Insurance — 5.0%
American International Group, Inc.	1,187,704	32,697,491
Arthur J. Gallagher & Co.	159,360	16,825,229
Fidelity National Financial, Inc.	501,070	15,688,501
MetLife, Inc.	407,910	15,162,015
		80,373,236
Interactive Media & Services — 1.7%
Alphabet, Inc., Class A(a)	19,114	28,013,478
IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A	540,114	37,494,714
FleetCor Technologies, Inc.(a)	80,120	19,076,572
		56,571,286
Media — 4.2%
Comcast Corp., Class A	1,091,141	50,476,183
Fox Corp., Class A	622,670	17,328,906
		67,805,089
Multiline Retail — 2.7%
Dollar Tree, Inc.(a)	476,240	43,499,762
Multi-Utilities — 1.6%
NiSource, Inc.	373,490	8,216,780
Public Service Enterprise Group, Inc.	315,350	17,315,868
		25,532,648
Oil, Gas & Consumable Fuels — 5.6%
BP PLC, ADR	825,635	14,415,587
ConocoPhillips	533,667	17,525,624
Equinor ASA, ADR	356,670	5,014,780
Marathon Petroleum Corp.	894,895	26,256,220
Pioneer Natural Resources Co.	207,050	17,804,230
Williams Cos., Inc.	493,051	9,688,452
		90,704,893
Personal Products — 2.7%
Unilever NV, NY Shares	729,912	44,086,685
Pharmaceuticals — 5.2%
Bayer AG, Registered Shares	530,820	32,748,454
Elanco Animal Health, Inc.(a)	462,160	12,908,129
Mylan NV(a)(b)	481,162	7,135,633
Sanofi, ADR	623,860	31,299,056
		84,091,272
Professional Services — 1.1%
Robert Half International, Inc.	341,682	18,088,645
Real Estate Management & Development — 0.8%
Howard Hughes Corp(a)(b)	229,140	13,198,464

Schedule of Investments (unaudited)  (continued)
September 30, 2020
BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	118,660	$7,054,337
NXP Semiconductors NV	131,950	16,468,680
		23,523,017
Software — 2.4%
CDK Global, Inc.	556,610	24,262,630
Open Text Corp.	329,860	13,933,286
		38,195,916
Specialty Retail — 1.6%
Lowe’s Cos., Inc.	29,310	4,861,357
Ross Stores, Inc.	171,310	15,986,649
TJX Cos., Inc.	87,070	4,845,445
		25,693,451
Textiles, Apparel & Luxury Goods — 2.0%
Gildan Activewear, Inc.	907,407	17,848,696
Ralph Lauren Corp.	198,258	13,475,596
		31,324,292
Tobacco — 2.6%
Altria Group, Inc.	744,225	28,756,854
British American Tobacco PLC, ADR	382,760	13,836,774
		42,593,628
Wireless Telecommunication Services — 1.6%
Telephone & Data Systems, Inc.	1,411,300	26,024,372
Total Long-Term Investments — 98.0% (Cost: $1,547,247,397)		1,578,530,607
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 10.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%	158,726,598	$158,726,598
SL Liquidity Series, LLC, Money Market Series, 0.25%(e)	12,048,855	12,053,674
Total Short-Term Securities — 10.6% (Cost: $170,780,951)		170,780,272
Total Investments — 108.6% (Cost: $1,718,028,348)		1,749,310,879
Liabilities in Excess of Other Assets — (8.6)%		(138,997,953)
Net Assets — 100.0%		$1,610,312,926
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,784,861	$155,941,737(a)	$—	$—	$—	$158,726,598	158,726,598	$1,322	$—
SL Liquidity Series, LLC, Money Market Series	248,916	11,807,405(a)	—	(1,651)	(996)	12,053,674	12,048,855	10,217(b)	—
				$(1,651)	$(996)	$170,780,272		$11,539	$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (unaudited)  (continued)
September 30, 2020
BlackRock Basic Value Fund, Inc.
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$39,552,347	$17,470,073	$—	$57,022,420
Automobiles	41,695,269	—	—	41,695,269
Banks	137,734,239	—	—	137,734,239
Beverages	25,094,277	—	—	25,094,277
Biotechnology	17,511,566	—	—	17,511,566
Capital Markets	20,044,775	—	—	20,044,775
Chemicals	51,800,252	—	—	51,800,252
Communications Equipment	28,091,294	—	—	28,091,294
Construction & Engineering	13,178,421	—	—	13,178,421
Consumer Finance	44,820,920	—	—	44,820,920
Diversified Financial Services	43,010,694	—	—	43,010,694
Diversified Telecommunication Services	56,320,670	—	—	56,320,670
Electric Utilities	42,872,741	—	—	42,872,741
Electrical Equipment	9,703,461	—	—	9,703,461
Electronic Equipment, Instruments & Components	16,254,441	—	—	16,254,441
Food Products	—	18,489,496	—	18,489,496
Health Care Equipment & Supplies	63,086,445	—	—	63,086,445
Health Care Providers & Services	111,044,403	—	—	111,044,403
Household Durables	6,338,904	—	—	6,338,904
Industrial Conglomerates	35,095,785	—	—	35,095,785
Insurance	80,373,236	—	—	80,373,236
Interactive Media & Services	28,013,478	—	—	28,013,478
IT Services	56,571,286	—	—	56,571,286
Media	67,805,089	—	—	67,805,089
Multiline Retail	43,499,762	—	—	43,499,762
Multi-Utilities	25,532,648	—	—	25,532,648
Oil, Gas & Consumable Fuels	90,704,893	—	—	90,704,893
Personal Products	44,086,685	—	—	44,086,685
Pharmaceuticals	51,342,818	32,748,454	—	84,091,272
Professional Services	18,088,645	—	—	18,088,645
Real Estate Management & Development	13,198,464	—	—	13,198,464
Semiconductors & Semiconductor Equipment	23,523,017	—	—	23,523,017
Software	38,195,916	—	—	38,195,916
Specialty Retail	25,693,451	—	—	25,693,451
Textiles, Apparel & Luxury Goods	31,324,292	—	—	31,324,292
Tobacco	42,593,628	—	—	42,593,628
Wireless Telecommunication Services	26,024,372	—	—	26,024,372

Schedule of Investments (unaudited)  (continued)
September 30, 2020
BlackRock Basic Value Fund, Inc.
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$158,726,598	$—	$—	$158,726,598
	$1,668,549,182	$68,708,023	$—	1,737,257,205
Investments Valued at NAV(a)				12,053,674
				$1,749,310,879
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
4